Global Real Estate Securities Fund (Prospectus Summary): | Global Real Estate Securities Fund
GLOBAL REAL ESTATE SECURITIES FUND

Supplement dated April 9, 2012

to the Class A, B, C and P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012 and March 29, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Under Principal Investment Strategies, add the following as the last paragraph of the section:

The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Add the following to the list of Principal Risks :

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.